Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Net gains (losses) recognized during the period		$ 226	$ (206)
Less: Net (gains) losses recognized during the period on securities sold during the period		2	(1)
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	228	(207)
Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Net gains (losses) recognized during the period		116	(102)
Less: Net (gains) losses recognized during the period on securities sold during the period		1	(4)
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	$ 117	$ (106)

[1]	Included in other income (expense) and the nuclear decommissioning trust regulatory liability.